Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	000-53208
Entity Registrant Name	SINO GREEN LAND CORPORATION
Entity Central Index Key	0001433551
Entity Tax Identification Number	54-0484915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 3 & 5
Entity Address, Address Line Two	Jalan Hi Tech 7/7
Entity Address, Address Line Three	Kawasan Perindustrian Hi Tech 7
Entity Address, City or Town	Semenyih, Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	43500
City Area Code	+603
Local Phone Number	8727 8732
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	SGLA
Entity Emerging Growth Company	false